POST-EMPLOYMENT BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 2,186,005	R$ 2,475,647
Current	193,847	107,571
Noncurrent	2,001,715	2,368,077
Social security defined benefit plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	1,870,577	2,214,342
Life insurance and health plans
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 315,428	253,212
Other post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations		R$ 8,093